Operating leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Lease Costs	Lease costs recorded under operating leases for the three and nine months ended September 30, 2021 and September 30, 2020 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Operating lease costs	$18,905	$7,417	$34,243	$23,274
Income from sub-leases	(312)	(268)	(743)	(781)
Net operating lease costs	$18,593	$7,149	$33,500	$22,493

Schedule of Operating Lease Maturity	Future minimum lease payments under non-cancelable leases as of September 30, 2021 were as follows:

Minimum rental payments
(in thousands)	September 30, 2021
Year 1	$67,214
Year 2	55,183
Year 3	36,907
Year 4	24,320
Year 5	20,284
Thereafter	70,292
Total future minimum lease payments	274,200
Lease imputed interest	(21,345)
Total	$252,855